OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22162

The RAM Funds

(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)
Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2010

Date of reporting period:       February 28, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The RAM Small/Mid Cap Fund
Schedule of Investments
February 28, 2010 (Unaudited)
COMMON STOCKS — 96.3%	Shares	Value

Consumer Discretionary - 10.6%
Household Durables - 2.4%
Jarden Corp.	6,823	$218,745

Media - 2.9%
John Wiley & Sons, Inc. - Class A	6,156	258,429

Multiline Retail - 2.3%
Dollar Tree, Inc.*	3,634	202,559

Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc.*	10,457	271,150

Consumer Staples - 2.6%
Food Products - 2.6%
Dean Foods Co.*	15,797	230,478

Energy - 15.5%
Energy Equipment & Services - 4.8%
Global Industries Ltd.*	15,056	101,628
Helix Energy Solutions Group, Inc.*	7,862	90,492
Superior Energy Services, Inc.*	11,347	234,542
		426,662
Oil, Gas & Consumable Fuels - 10.7%
Cabot Oil & Gas Corp.	6,601	264,964
Holly Corp.	6,304	161,887
Omega Navigation Enterprises, Inc. - Class A*	7,164	20,417
PetroHawk Energy Corp.*	11,792	252,349
Swift Energy Co.*	8,529	254,079
		953,696
Financials - 22.7%
Consumer Finance - 6.1%
EZCORP, Inc. - Class A*	17,355	342,414
First Cash Financial Services, Inc.*	9,493	201,441
		543,855
Insurance - 7.5%
Fidelity National Financial, Inc. - Class A	11,496	163,818
HCC Insurance Holdings, Inc.	10,086	281,399
PartnerRe Ltd.	2,818	224,341
		669,558
Real Estate Investment Trusts (REITs) - 9.1%
Annaly Capital Management, Inc.	11,125	204,478
LTC Properties, Inc.	11,570	301,746
Omega Healthcare Investors, Inc.	15,946	302,496
		808,720

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value

Health Care - 3.1%
Pharmaceuticals - 3.1%
Warner Chilcott plc - Class A*	10,235	$278,597

Industrials - 22.0%
Commercial Services & Supplies - 2.5%
Republic Services, Inc.	8,084	227,484

Construction & Engineering - 2.1%
KBR, Inc.	9,048	187,384

Industrial Conglomerates - 4.1%
McDermott International, Inc.*	16,020	366,057

Marine - 4.3%
Genco Shipping & Trading Ltd.*	9,345	196,245
Navios Maritime Holdings, Inc.	31,669	190,331
		386,576
Professional Services - 4.0%
FTI Consulting, Inc.*	5,933	217,978
Navigant Consulting, Inc.*	11,792	137,141
		355,119
Transportation Infrastructure - 5.0%
Aegean Marine Petroleum Network, Inc.	15,432	442,281

Information Technology - 10.7%
Computers & Peripherals - 1.5%
Hypercom Corp.*	39,233	136,139

Electronic Equipment, Instruments & Components - 1.7%
Cogent, Inc.*	15,352	151,985

Internet Software & Services - 2.2%
VeriSign, Inc.*	7,713	192,208

IT Services - 5.3%
Lender Processing Services, Inc.	7,417	283,181
Wright Express Corp.*	6,749	191,132
		474,313
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Frontier Communications Corp.	22,175	172,743

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value

Utilities - 7.2%
Electric Utilities - 4.0%
ALLETE, Inc.	5,637	$177,284
UIL Holdings Corp.	6,675	183,429
		360,713
Multi-Utilities - 3.2%
CMS Energy Corp.	18,838	287,656

Total Common Stocks (Cost $7,649,221)		$8,603,107

MONEY MARKET FUNDS — 2.0%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.02%(a) (Cost $177,005)	177,005	$177,005

Total Investments at Value — 98.3% (Cost $7,826,226)		$8,780,112

Other Assets in Excess of Liabilities — 1.7%		153,310

Net Assets — 100.0%		$8,933,422

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2010 .

See accompanying notes to Schedules of Investments.

The RAM Small Cap Fund
Schedule of Investments
February 28, 2010 (Unaudited)
COMMON STOCKS — 92.4%	Shares	Value

Consumer Discretionary - 12.9%
Household Durables - 3.6%
Jarden Corp.	571	$18,306

Media - 3.3%
John Wiley & Sons, Inc. - Class A	400	16,792

Multiline Retail - 1.9%
Dollar Tree, Inc.*	168	9,364

Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc.*	794	20,588

Consumer Staples - 2.6%
Food Products - 2.6%
Dean Foods Co.*	921	13,437

Energy - 15.6%
Energy Equipment & Services - 7.5%
Global Industries Ltd.*	1,100	7,425
Helix Energy Solutions Group, Inc.*	656	7,551
Superior Energy Services, Inc.*	600	12,402
Vantage Drilling Co.*	7,500	10,650
		38,028
Oil, Gas & Consumable Fuels - 8.1%
Comstock Resources, Inc.*	150	5,178
Goodrich Petroleum Corp. *	400	7,708
Holly Corp.	450	11,556
Swift Energy Co. *	550	16,385
		40,827
Financials - 27.6%
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.*	185	11,810

Consumer Finance - 7.9%
EZCORP, Inc. - Class A*	1,259	24,840
First Cash Financial Services, Inc.*	700	14,854
		39,694
Insurance - 6.4%
American Safety Insurance Holdings Ltd.*	539	7,654
Fidelity National Financial, Inc. - Class A	657	9,362
HCC Insurance Holdings, Inc.	548	15,289
		32,305

The RAM Small Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 92.4% (Continued)	Shares	Value

Financials - 27.6% (Continued)
Real Estate Investment Trusts (REITs) - 11.0%
Capstead Mortgage Corp.	950	$11,818
LTC Properties, Inc.	698	18,204
Omega Healthcare Investors, Inc.	1,086	20,601
Parkway Properties, Inc.	310	5,146
		55,769
Health Care - 5.0%
Life Sciences Tools & Services - 2.0%
ICON plc - ADR*	440	10,362

Pharmaceuticals - 3.0%
Warner Chilcott plc - Class A*	550	14,971

Industrials - 12.8%
Marine - 3.9%
Genco Shipping & Trading Ltd.*	430	9,030
Navios Maritime Holdings, Inc.	1,757	10,560
		19,590
Professional Services - 5.3%
FTI Consulting, Inc.*	450	16,533
Navigant Consulting, Inc.*	900	10,467
		27,000
Transportation Infrastructure - 3.6%
Aegean Marine Petroleum Network, Inc.	641	18,371

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 3.6%
Cogent, Inc.*	1,461	14,464
I.D. Systems, Inc.*	1,263	3,600
		18,064
IT Services - 5.2%
Lender Processing Services, Inc.	406	15,501
Wright Express Corp.*	383	10,847
		26,348
Materials - 3.3%
Chemicals - 3.3%
Terra Industries, Inc.	400	16,468

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Frontier Communications Corp.	1,500	11,685

The RAM Small Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 92.4% (Continued)	Shares	Value

Utilities - 1.5%
Electric Utilities - 1.5%
UIL Holdings Corp.	273	$7,502

Total Common Stocks (Cost $401,365)		$467,281

MONEY MARKET FUNDS — 10.0%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.02%(a) (Cost $50,471)	50,471	$50,471

Total Investments at Value — 102.4% (Cost $451,836)		$517,752

Liabilities in Excess of Other Assets — (2.4%)		(12,305)

Net Assets — 100.0%		$505,447

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2010 .

See accompanying notes to Schedules of Investments.

THE RAM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited)

1.  Securities Valuation

Portfolio securities, such as common stocks and real estate investment trusts (“REITs”), of the RAM Small/Mid Cap Fund and the RAM Small Cap Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Money market instruments have been determined by the Board of Trustees of the Trust to be represented at amortized cost which approximates fair value, absent unusual circumstances. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2010:

The RAM Small/Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$8,603,107	$-	$-	$8,603,107
Money Market Funds	-	177,005	-	177,005
Total	$8,603,107	$177,005	$-	$8,780,112

The RAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$467,281	$-	$-	$467,281
Money Market Funds	-	50,471	-	50,471
Total	$467,281	$50,471	$-	$517,752

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

THE RAM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2010:

	The RAM Small/Mid Cap Fund	The RAM Small Cap Fund

Tax cost of portfolio investments	$7,834,822	$452,072

Gross unrealized appreciation	$1,225,807	$84,158
Gross unrealized depreciation	(280,517)	(18,478)

Net unrealized appreciation	$945,290	$65,680

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*	/s/ John C. Riazzi
John C. Riazzi, President

Date          April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Riazzi
John C. Riazzi, President

Date          April 19, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          April 19, 2010

* Print the name and title of each signing officer under his or her signature.